Asset retirement obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation
11.	Asset retirement obligation

At the end of each period, Asset Retirement Obligations (" ARO") are equal to the present value of all estimated future costs required to remediate any environmental disturbances that exist as of the end of the period, using discount rates applicable at the time of initial recognition of each component of the liability. Included in this liability are the costs of closure, reclamation, demolition and stabilization of the mines, processing plants, infrastructure, aquifer restoration, waste dumps and ongoing post-closure environmental monitoring and maintenance costs. While the majority of these costs will be incurred near the end of the property's life, it is expected that certain on-going reclamation costs will be incurred prior to mine closure. These costs are recorded against the asset retirement obligation liability as incurred. At December 31, 2012, the total undiscounted amount of the estimated future cash needs was estimated to be $0.9 million. The discount rate used to value the ARO is 2%. The schedule of payments required to settle the December 31, 2012, ARO liability extends through 2026.

In addition, the Company as recorded a liability of $75,764 (December 31, 2011 – $561,964) which represents an estimate of costs that would be incurred to remediate the Company’s exploration and development properties. The retirement obligations recorded relate entirely to exploration and development drill holes, related monitor wells and site disturbance on the Company's U.S. properties. A portion of the accrual at December 31, 2011 related to the Lost Creek project which was in the development stage at that time.

The restricted cash as discussed in note 4 is related to surety bonds and letters of credit which provide security to the related governmental agencies on these obligations.

Changes in the Company's asset retirement and reclamation obligations were as follows:

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$

Reclamation obligation, beginning of year	561,964	503,101
Liabilities incurred	90,000	90,000
Obligations converted to ARO	(377,000)	-
Liabilities settled	(199,200)	(31,137)
Reclamation obligation, end of year	75,764	561,964

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	$	$
Asset retirement obligations, beginning of year	-	-
Liabilities incurred	577,033	-
ARO transferred from reclamation obligations	377,000	-
Liabilities settled	-	-
Accretion expense	-	-
Asset retirement obligations, end of year	954,033	-